Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Pintec Technology Holdings Limited
Entity Central Index Key	0001716338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38712
Entity Address, Address Line One	9/F Heng An Building
Entity Address, Address Line Two	No. 17 East 3rd Ring Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Firm ID	5395
Auditor Location	Beijing, China
Entity Address, Postal Zip Code	100027
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Victor Huike Li
Contact Personnel Email Address	Victor.li@pintec.com
Entity Address, Address Line One	9/F Heng An Building
Entity Address, Address Line Two	No. 17 East 3rd Ring Road
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
City Area Code	86 10
Local Phone Number	8564-3600
Entity Address, Postal Zip Code	100027
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	PT
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	252,753,174
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,939,520